Document and Entity Information	Dec. 22, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2022
Entity Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2022
Document Effective Date	Dec. 22, 2022
Prospectus Date	Mar. 01, 2022